Note 9 - Employee Benefits (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Health Insurance Coverage Expense	$ 3,878,501	$ 3,608,222
Defined Contribution Plan, Employer Discretionary Contribution Amount	55,113	54,494
Share-Based Payment Arrangement, Expense	$ 386,639	$ 443,234
Services and Performance Based Shares [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	3 years 2 months 12 days
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 763,000
The 2017 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	372,000
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	1 year
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member] | Non-employee Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	36,228	39,960